Accounts Receivable - Summary of Changes in Loss Allowance of Accounts Receivable (Detail) - Impairment of accounts receivable [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Beginning balance	¥ 11,590	¥ 9,557
Recognized/(reversed)	4,030	5,105
Written-off	(2,503)	(3,072)
Ending balance	¥ 13,117	¥ 11,590